Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

13. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Accrued delivery service fees (i)	$7,051	$-
Payroll payable	3,014	2,899
Output VAT	4,030	587
Amount due to a third party (ii)	3,557	4,355
Accrued expense	1,135	1,363
Others	247	33
Total	$19,034	$9,237

(i)	Accrued delivery service fees primarily represent accrued amounts payable to contracted freelancers for delivery services rendered in connection with the Group’s operational management and delivery service solutions.

(ii)	Amount due to a third party represents amounts payable by the Group to ICONIQ. Upon the completed disposal of ICONIQ in February 2026, which met the criteria to be reported as discontinued operations in accordance with ASC 205-20 (Note 4). Accordingly, the comparative information has been recast to separately present continuing and discounting operations. The balance of $4,355 thousand as of December 31, 2025 represents the amount between the Group’s continuing operations and ICONIQ that remained outstanding following the disposal and became payable to ICONIQ as an external party.

Legal Proceedings — Loop Capital Dispute

On May 3, 2023, a winding up petition was brought by Loop Capital Markets LLC (“Loop Capital”) against ICONIQ before Cayman Grand Court (the “Loop Capital Petition”), claiming a total amount of US$10.1 million and warrants totaling 2 million units pursuant to an engagement letter dated February 11, 2022. The dispute was concluded in January 2025 and the Group was ordered by the arbitrator to pay a total of US$14.7 million plus interest to settle all claims and counterclaims. As the contractual arrangements relating to the Loop Capital Dispute were entered into by ICONIQ, a former subsidiary of the Group which was disposed of in February 2026, the arbitration award is attributable to the Group’s discontinued operations. Subsequent to June 30, 2026, the Group, ICONIQ and Loop Capital entered into a Mutual General Release Letter, pursuant to which the parties agreed to release each other from all claims, liabilities, obligations and demands arising from or relating to matters occurring on or prior to the execution date of the release. See Note 21 — Subsequent Events for further details.